Operating segments (Details 2) - KRW (₩) ₩ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Oil and Gas, Proved Reserve, Quantity [Line Items]
Total revenues	₩ 78,080,920	₩ 43,010,330	₩ 67,481,156
Non-current assets	99,537,236	26,027,431
United Kingdom, Pounds
Oil and Gas, Proved Reserve, Quantity [Line Items]
Total revenues
Korea (South), Won
Oil and Gas, Proved Reserve, Quantity [Line Items]
Total revenues	53,639,087	39,343,631	54,892,741
Non-current assets	50,095,186	23,963,489
United States of America, Dollars
Oil and Gas, Proved Reserve, Quantity [Line Items]
Total revenues	13,777,853	13	335,239
Non-current assets	41,759,247
GERMANY
Oil and Gas, Proved Reserve, Quantity [Line Items]
Total revenues	2,480,957
United Kingdom, Pounds
Oil and Gas, Proved Reserve, Quantity [Line Items]
Total revenues	2,162,847
FRANCE
Oil and Gas, Proved Reserve, Quantity [Line Items]
Total revenues	1,613,298
Japan, Yen
Oil and Gas, Proved Reserve, Quantity [Line Items]
Total revenues	957,327	3,516,708	11,948,054
Other [Member]
Oil and Gas, Proved Reserve, Quantity [Line Items]
Total revenues	₩ 3,449,551	₩ 149,978	₩ 305,122